Equity	12 Months Ended
Dec. 31, 2021
Schedule Of Accumulated Losses
Equity

27. Equity

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2021, and 2020.

Shares authorized and fully issued	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2019	215,537,175	422,057,050	-	2,500	-	-	637,596,725	3,825,580,350
SOPs exercised and RUSs vested	7,235,430	-	-	-	-	-	7,235,430	43,412,580
Shares withheld for employees' taxes	(114,341)	-	-	-	-	-	(114,341)	(686,046)
Shares repurchased	(1,171)	-	-	-	-	-	(1,171)	(7,026)
Capital increase (Series F-1)	-	-	16,795,799	-	-	-	16,795,799	100,774,794
Total as of December 31, 2020	222,657,093	422,057,050	16,795,799	2,500	-	-	661,512,442	3,969,074,652

SOPs exercised and RUSs vested	6,314,494	-	-	-	15,600,346	-	21,914,840	131,489,040
Shares withheld for employees' taxes (note 10)	(320,866)	-	-	-	(384,278)	-	(705,144)	(4,230,864)
Shares repurchased	(203,643)	-	-	-	-	-	(203,643)	(1,221,858)
Capital increase (Series G)	-	11,758,704	-	-	-	-	11,758,704	70,552,224
Conversion of senior preferred shares (Series F-1)	-	16,795,799	(16,795,799)	-	-	-	-	-
Issuance of preferred shares due to Easynvest business combination	-	8,019,426	-	-	-	-	8,019,426	48,116,556
Capital increase (Series G-1)	-	10,002,809	-	-	-	-	10,002,809	60,016,854
Conversion of ordinary shares in class A shares	(228,447,078)	-	-	-	228,447,078	-	-	-
Conversion of class A shares in class B shares	-	-	-	-	(184,110,692)	184,110,692	-	-
Awards issued	-	-	-	-	-	7,596,827	7,596,827	45,580,962
Issuance of Class A shares - Cognitect acquisition	-	-	-	-	107,489		107,489	644,934
Issuance of Class A shares - Spin Pay acquisition	-	-	-	-	138,415	-	138,415	830,490
Subtotal balances before the 6-for-1 forward share split	-	468,633,788	-	2,500	59,798,358	191,707,519	720,142,165	4,320,852,990
Issuance of shares due to the 6-for-1 forward share split	-	2,343,168,940	-	12,500	298,991,791	958,537,594	3,600,710,825	-
Subtotal balances after the 6-for-1 forward share split	-	2,811,802,728	-	15,000	358,790,149	1,150,245,113	4,320,852,990	4,320,852,990
Preferred shares converted into Class A shares	-	(2,811,802,728)	-	-	2,811,802,728	-	-	-
Cancelation of management shares	-	-	-	(15,000)	-	-	(15,000)	(15,000)
Issuance of shares under the customer program	-	-	-	-	1,259,613	-	1,259,613	1,259,613
Issuance of shares under the IPO	-	-	-	-	287,890,942	-	287,890,942	287,890,942
Movements due to the IPO	-	(2,811,802,728)	-	(15,000)	3,100,953,283	-	289,135,555	289,135,555
Total as of December 31, 2021	-	-	-	-	3,459,743,432	1,150,245,113	4,609,988,545	4,609,988,545

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split

Business combination - contingent share consideration	-	-	6,113,124	6,113,124
Reserved for the share-based payments	-	-	237,110,883	237,110,883
Reserved for the issuance of the Award	-	-	98,920,396	98,920,396
Shares authorized which may be issued Class A or Class B	-	-	43,651,308,262	43,651,308,262
Shares authorized and unissued as of December 31, 2021	-	-	43,993,452,665	43,993,452,665

Shares authorized issued	3,459,743,432	1,150,245,113	4,609,988,545	4,609,988,545
	3,459,743,432	1,150,245,113	48,603,441,210	48,603,441,210

At the Meeting of Shareholders held on August 30, 2021, the 6-for-1 forward share split of the Company’s shares was approved.

a) Share events

On May 29, 2021, each issued and unissued authorized ordinary share was converted into one class A ordinary share, and 770,625,008 class B ordinary shares (4,623,750,048 after the 6-for-1 forward share split) were created. The rights of the holders of class A ordinary shares and class B ordinary shares are identical, except that (1) holders of class B ordinary shares are entitled to 20 votes per share, whereas holders of class A ordinary shares are entitled to one vote per share; (2) holders of class B ordinary shares have certain conversion rights into class A ordinary shares; (3) holders of class B ordinary shares are entitled to preemptive rights in the event that additional class A ordinary shares are issued to maintain their proportional ownership interest; and (4) class B ordinary shares shall not be listed on any stock exchange and will not be publicly traded.

In June 2021, 184,110,692 class A ordinary shares (1,104,664,152 after the 6-for-1 forward share split) were converted into class B ordinary shares.

In July 2021, Nu Holdings issued 7,596,827 class A ordinary shares (45,580,962 after the 6-for-1 forward share split) pursuant to the achievement of market conditions on the Awards described in note 10, and on July 21, 2021, they were converted into class B ordinary shares

In August 2021, Nu Holdings issued 107,489 class A ordinary shares (644,934 after the 6-for-1 forward share split) due to compensation for post combination services agreed upon for the acquisition of Cognitect in 2020.

In October 2021, Nu Holdings issued 138,415 class A ordinary shares (830,490 after the 6-for-1 forward share split) due to compensation for post combination services agreed upon for the acquisition of Spin Pay, which occurred in 2021.

On December 9, 2021, as a result of the completion of the IPO described in note 1(a), 289,150,555 new Class A common shares were issued, which amount includes Class A ordinary shares offered in the form of BDRs and the 3,436,269 Class A ordinary shares underlying BDRs reserved for issuance under the Customer Program or "NuSócios".

As of December 31, 2021, the Company has ordinary shares authorized and unissued relating to commitments from acquisitions of entities, the issuance due to the share-based payment plans (note 10) and authorized for future issuance without determined nature and which could be class A or B ordinary shares.

b) Share capital and share premium reserve

All share classes of the Company had a nominal par value of US$0.0000067 on December 31, 2021, and US$0.00004 on December 31, 2020, and the total amount of share capital was US$83 (US$45 as of December 31, 2020).

Share premium reserve relates to amounts contributed by shareholders over the par value at the issuance of shares.

c) Issuance of shares

The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than the exercise of the SOPs and vesting of RSUs in 2020 and 2021:

Date	Capital and share premium reserve

6/18/2020 - Series F-1	400,915
1/27/2021 - Series G	400,000
6/4/2021 - Series G-1	400,000
Customer program and IPO (note 1(a))	2,602,026
Total presented as equity	3,802,941

In January 2021, Nu Holdings completed the preferred shares issuance – Series G – in the amount of US$400,000. As a result of the transaction, 11,758,704 Series G preferred shares (70,552,224 after the 6-for-1 forward share split) were issued and 7,466,778 ordinary shares (44,800,668 after the 6-for-1 forward share split) were made available for issuance for the Company’s share-based compensation program.

As described in note 23, on May 20, 2021, the senior preferred shares related to Series F-1 were fully converted into equity, with the total issuance of 16,795,799 shares (100,774,794 after the 6-for-1 forward share split) at the request of the holders. The conversion consisted of a reclassification of the amount recognized as a derivative and as liability into share capital and share premium reserve in the total amount of US$400,915.

In June 2021, Nu Holdings completed the preferred shares issuance Series G-1 – in the amount of US$400,000. As a result of the transaction, 10,002,809 Series G-1 preferred shares (60,016,854 after the 6-for-1 forward share split) were issued.

d) Accumulated losses

The accumulated losses include the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2021	2020
Accumulated losses	(336,484)	(171,491)
Share-based payments reserve	208,075	69,050
Total attributable to shareholders of the parent company	(128,409)	(102,441)
Accumulated losses attributable to non-controlling interests	(341)	-
Total accumulated losses	(128,750)	(102,441)

e) Shares repurchased and withheld

Shares may be repurchased from former employees when they leave the Group or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During year ended December 31, 2021, and 2020, the following shares were repurchased (after the 6-for-1 forward share split):

	2021	2020
Quantity of shares repurchased	1,221,858	7,026
Total value of shares repurchased	4,607	15
Quantity of shares withheld - RSU	4,230,864	686,046
Total value of shares withheld - RSU	18,299	2.646

f) Accumulated other comprehensive income

Other comprehensive income includes the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized in equity through the consolidated statement of comprehensive income.

Other comprehensive income that may be subsequently reclassified to profit or loss is related to cash flow hedges that qualify as effective hedges and currency translation that represents the cumulative gains and losses on the retranslation of the Group’s investment in foreign operations. These amounts will remain under this heading until they are recognized in the consolidated statement of profit or loss in the periods in which the hedged items affect it.

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities designated at fair value. Amounts in the own credit reserve are not reclassified to profit or loss in future periods.

The accumulated balances are as follows:

	2021	2020	2019
Cash flow hedge effects, net of deferred taxes	1,487	49	1
Currency translation on foreign entities	(110,936)	(97,081)	(46,981)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	1,741	-	-
Own credit adjustment effects	(1,519)	(468)	(249)
Total	(109,227)	(97,500)	(47,229)